Federated Kaufmann Small Cap Fund
A Portfolio of Federated Equity Funds
Class A Shares (TICKER FKASX)
Class B Shares (TICKER FKBSX)
Class C Shares (TICKER FKCSX)
Class r Shares (TICKER FKKSX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED deCEMBER 31, 2013
Under the heading entitled “Fund Management,” please delete the information regarding Aash Shah.
March 12, 2014
Federated Kaufmann Small Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452072 (3/14)
Federated Kaufmann Small Cap Fund
A Portfolio of Federated Equity Funds
Class A Shares (TICKER FKASX)
Class B Shares (TICKER FKBSX)
Class C Shares (TICKER FKCSX)
Class r Shares (TICKER FKKSX)

SUPPLEMENT TO PROSPECTUS DATED december 31, 2013
1. Under the heading entitled “Fund Management,” please delete the information regarding Aash Shah.
2. Under the heading entitled “Portfolio Management Information,” please delete the information regarding Aash Shah.
March 12, 2014
Federated Kaufmann Small Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452070 (3/14)
Federated Kaufmann Small Cap Fund
A Portfolio of Federated Equity Funds
Class A Shares (TICKER FKASX)
Class B Shares (TICKER FKBSX)
Class C Shares (TICKER FKCSX)
Class r Shares (TICKER FKKSX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED december 31, 2013
Under the heading entitled “Portfolio Manager Information,” please delete the information related to Aash Shah.
March 12, 2014

Federated Kaufmann Small Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452071 (3/14)